Other income (expenses), net	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
Other income (expenses), net
16.	Other income (expenses), net

Other income (expenses) consisted of the following:

	For the years ended March 31,
	2026	2025	2024
Cancellation of bonus liability	$150,000	$—	$725,970
Government grant	—	661	1,395
Other income (expenses), net	4,961	(3,736)	(3,455)
Total Other income (expenses) – Continuing operations	$154,961	$(3,075)	$723,910

Total Other income (expenses) – Discontinued operations	—	(20)	15,366

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS